Portfolio of Investments
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.1%
Issuer	Shares	Value ($)
Communication Services 2.7%
Diversified Telecommunication Services 0.5%
Liberty Latin America Ltd., Class C(a)	283,074	3,713,931
Entertainment 0.4%
Gaia, Inc.(a)	155,940	1,478,311
Playstudios, Inc.(a)	276,359	1,260,197
Total		2,738,508
Interactive Media & Services 0.8%
Cargurus, Inc.(a)	148,250	4,656,532
Trivago NV, ADR(a)	606,525	1,498,117
Total		6,154,649
Media 0.4%
Criteo SA, ADR(a)	94,218	3,453,090
Wireless Telecommunication Services 0.6%
Telephone and Data Systems, Inc.	237,750	4,636,125
Total Communication Services		20,696,303
Consumer Discretionary 9.5%
Auto Components 1.4%
Gentherm, Inc.(a)	52,114	4,217,586
Modine Manufacturing Co.(a)	187,081	2,119,628
Visteon Corp.(a)	45,475	4,292,385
Total		10,629,599
Distributors 0.2%
Educational Development Corp.	140,225	1,367,194
Diversified Consumer Services 1.3%
American Public Education, Inc.(a)	91,378	2,340,191
Carriage Services, Inc.	68,570	3,057,536
Stride, Inc.(a)	120,130	4,317,472
Total		9,715,199
Household Durables 3.3%
Cavco Industries, Inc.(a)	15,047	3,562,227
Ethan Allen Interiors, Inc.	101,609	2,408,133
Hamilton Beach Brands Holding Co.	138,359	2,168,086
Hooker Furnishings Corp.	62,423	1,684,797
Legacy Housing Corp.(a)	104,270	1,873,732
Lifetime Brands, Inc.	114,265	2,078,480
Common Stocks (continued)
Issuer	Shares	Value ($)
Meritage Homes Corp.(a)	63,414	6,151,158
Tri Pointe Homes, Inc.(a)	249,767	5,250,102
Total		25,176,715
Internet & Direct Marketing Retail 0.4%
Redbubble Ltd.(a)	1,080,937	3,373,363
Leisure Products 0.5%
Malibu Boats, Inc., Class A(a)	51,944	3,635,041
Multiline Retail 0.6%
Big Lots, Inc.	98,277	4,261,291
Specialty Retail 0.5%
Urban Outfitters, Inc.(a)	140,038	4,157,728
Textiles, Apparel & Luxury Goods 1.3%
Culp, Inc.	127,533	1,642,625
Movado Group, Inc.	99,742	3,140,876
Steven Madden Ltd.	118,620	4,763,779
Total		9,547,280
Total Consumer Discretionary		71,863,410
Consumer Staples 4.6%
Beverages 0.5%
MGP Ingredients, Inc.	59,991	3,905,414
Food & Staples Retailing 1.2%
Andersons, Inc. (The)	120,491	3,714,738
Sprouts Farmers Market, Inc.(a)	207,620	4,810,555
Total		8,525,293
Food Products 2.1%
Dole PLC(a)	226,070	3,834,147
Fresh Del Monte Produce, Inc.	176,653	5,691,760
TreeHouse Foods, Inc.(a)	162,350	6,474,518
Total		16,000,425
Personal Products 0.8%
Honest Co., Inc. (The)(a)	279,576	2,901,999
Inter Parfums, Inc.	40,009	2,991,473
Total		5,893,472
Total Consumer Staples		34,324,604
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 7.2%
Energy Equipment & Services 3.6%
ChampionX Corp.(a)	296,830	6,637,119
Core Laboratories NV	89,220	2,475,855
Dawson Geophysical Co.(a)	565,204	1,407,358
Expro Group Holdings NV(a)	565,307	1,662,003
Natural Gas Services Group, Inc.(a)	180,567	1,874,285
Newpark Resources, Inc.(a)	1,047,435	3,456,535
Pason Systems, Inc.	278,958	1,898,483
Profire Energy, Inc.(a)	680,732	782,842
ProPetro Holding Corp.(a)	192,850	1,668,152
TechnipFMC PLC(a)	697,948	5,255,548
Total		27,118,180
Oil, Gas & Consumable Fuels 3.6%
Chesapeake Energy Corp.	125,540	7,732,009
HollyFrontier Corp.	124,030	4,109,114
Range Resources Corp.(a)	391,650	8,863,039
Talos Energy, Inc.(a)	319,410	4,398,276
W&T Offshore, Inc.(a)	439,960	1,636,651
Total		26,739,089
Total Energy		53,857,269
Financials 30.6%
Banks 18.4%
Altabancorp	55,437	2,448,098
Ameris Bancorp	149,051	7,732,766
BancFirst Corp.	83,323	5,009,379
Bank of Marin Bancorp	62,578	2,362,320
BankUnited, Inc.	189,512	7,925,392
Banner Corp.	88,592	4,891,164
Brookline Bancorp, Inc.	273,961	4,180,645
Capital Bancorp, Inc.	109,023	2,623,093
Capital City Bank Group, Inc.	118,844	2,940,201
Central Pacific Financial Corp.	104,199	2,675,830
Central Valley Community Bancorp	80,910	1,739,565
Columbia Banking System, Inc.	139,966	5,317,308
Community Trust Bancorp, Inc.	75,824	3,192,190
First BanCorp	534,693	7,031,213
First BanCorp	108,032	4,646,456
Common Stocks (continued)
Issuer	Shares	Value ($)
First Community Corp.	157,622	3,144,559
First Financial Corp.	98,976	4,161,941
First of Long Island Corp. (The)	111,687	2,300,752
FVCBankcorp, Inc.(a)	85,930	1,717,741
Heritage Financial Corp.	143,510	3,659,505
Hilltop Holdings, Inc.	171,650	5,607,805
National Bank Holdings Corp., Class A	94,289	3,816,819
Northrim BanCorp, Inc.	130,754	5,558,353
OFG Bancorp	210,809	5,316,603
Plumas Bancorp	48,381	1,515,777
Popular, Inc.	144,190	11,199,237
Professional Holding Corp., Class A(a)	83,853	1,576,436
Shore Bancshares, Inc.	109,752	1,945,903
Sierra Bancorp	71,814	1,743,644
Southern First Bancshares, Inc.(a)	66,035	3,532,873
Spirit of Texas Bancshares, Inc.	128,413	3,107,595
Towne Bank	191,400	5,954,454
UMB Financial Corp.	87,547	8,466,670
Total		139,042,287
Capital Markets 0.5%
StoneX Group, Inc.(a)	63,774	4,202,707
Consumer Finance 1.7%
Ezcorp, Inc., Class A(a)	559,430	4,234,885
FirstCash, Inc.	41,574	3,637,725
PROG Holdings, Inc.	114,229	4,798,760
Total		12,671,370
Insurance 4.9%
American Equity Investment Life Holding Co.	183,915	5,438,366
Crawford & Co., Class A	213,790	1,917,696
eHealth, Inc.(a)	72,258	2,926,449
Employers Holdings, Inc.	91,806	3,625,419
Global Indemnity Group LLC	211,660	5,661,905
Heritage Insurance Holdings, Inc.	271,011	1,845,585
Horace Mann Educators Corp.	70,482	2,804,479
Mercury General Corp.	74,490	4,146,858
National Western Life Group, Inc., Class A	18,505	3,896,968
ProAssurance Corp.	183,633	4,366,793
Total		36,630,518

2	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Thrifts & Mortgage Finance 5.1%
HomeStreet, Inc.	85,490	3,517,914
MGIC Investment Corp.	473,466	7,083,051
NMI Holdings, Inc., Class A(a)	193,409	4,372,977
Provident Financial Holdings, Inc.	139,047	2,374,923
Radian Group, Inc.	368,570	8,373,910
Riverview Bancorp, Inc.	215,905	1,569,629
Territorial Bancorp, Inc.	76,431	1,939,819
Washington Federal, Inc.	183,712	6,303,159
Western New England Bancorp, Inc.	326,009	2,780,857
Total		38,316,239
Total Financials		230,863,121
Health Care 8.7%
Biotechnology 4.0%
ACADIA Pharmaceuticals, Inc.(a)	205,131	3,407,226
Allogene Therapeutics, Inc.(a)	116,030	2,981,971
Atara Biotherapeutics, Inc.(a)	213,045	3,813,505
Coherus Biosciences, Inc.(a)	209,581	3,367,967
Insmed, Inc.(a)	157,630	4,341,130
Iovance Biotherapeutics, Inc.(a)	131,805	3,250,311
Sage Therapeutics, Inc.(a)	71,880	3,185,003
Spero Therapeutics, Inc.(a)	125,811	2,316,181
uniQure NV(a)	115,130	3,685,311
Total		30,348,605
Health Care Equipment & Supplies 1.1%
Inogen, Inc.(a)	73,926	3,185,472
iRhythm Technologies, Inc.(a)	68,775	4,027,464
Quotient Ltd.(a)	354,089	828,568
Total		8,041,504
Health Care Technology 0.4%
Sharecare, Inc.(a)	324,860	2,673,598
Pharmaceuticals 3.2%
Aerie Pharmaceuticals, Inc.(a)	216,322	2,466,071
ANI Pharmaceuticals, Inc.(a)	67,005	2,199,104
Athira Pharma, Inc.(a)	149,390	1,401,278
Perrigo Co. PLC	171,070	8,096,743
Satsuma Pharmaceuticals, Inc.(a)	261,286	1,217,593
Supernus Pharmaceuticals, Inc.(a)	148,572	3,962,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Taro Pharmaceutical Industries Ltd.(a)	57,861	3,681,696
TherapeuticsMD, Inc.(a)	1,657,350	1,228,759
Total		24,253,659
Total Health Care		65,317,366
Industrials 14.7%
Aerospace & Defense 1.4%
Curtiss-Wright Corp.	38,090	4,806,196
Moog, Inc., Class A	78,295	5,968,428
Total		10,774,624
Airlines 0.5%
Skywest, Inc.(a)	81,570	4,024,664
Building Products 1.7%
Caesarstone Ltd.	169,028	2,099,328
Resideo Technologies, Inc.(a)	195,380	4,843,470
UFP Industries, Inc.	82,676	5,620,314
Total		12,563,112
Commercial Services & Supplies 0.9%
HNI Corp.	112,113	4,116,789
KAR Auction Services, Inc.(a)	168,253	2,757,667
Total		6,874,456
Construction & Engineering 0.4%
Dycom Industries, Inc.(a)	46,520	3,314,085
Electrical Equipment 2.3%
Acuity Brands, Inc.	29,000	5,027,730
AZZ, Inc.	73,841	3,928,341
Encore Wire Corp.	60,602	5,746,888
Thermon(a)	133,313	2,307,648
Total		17,010,607
Machinery 2.9%
Gorman-Rupp Co.	85,245	3,052,624
Greenbrier Companies, Inc. (The)	98,670	4,241,823
Hurco Companies, Inc.	52,811	1,703,683
LB Foster Co., Class A(a)	111,362	1,724,997
Manitex International, Inc.(a)	293,034	2,103,984
Mueller Industries, Inc.	127,870	5,255,457
Standex International Corp.	40,519	4,007,734
Total		22,090,302

Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Marine 0.5%
Costamare, Inc.	228,227	3,535,236
Professional Services 1.3%
Korn/Ferry International	104,375	7,552,575
Red Violet, Inc.(a)	76,354	1,970,697
Total		9,523,272
Road & Rail 1.8%
Marten Transport Ltd.	268,831	4,217,958
Schneider National, Inc., Class B	201,690	4,586,431
Werner Enterprises, Inc.	102,828	4,552,196
Total		13,356,585
Trading Companies & Distributors 1.0%
H&E Equipment Services, Inc.	102,155	3,545,800
Textainer Group Holdings Ltd.(a)	111,091	3,878,187
Total		7,423,987
Total Industrials		110,490,930
Information Technology 7.1%
Communications Equipment 2.3%
Applied Optoelectronics, Inc.(a)	274,630	1,971,843
Casa Systems, Inc.(a)	307,918	2,087,684
Digi International, Inc.(a)	138,572	2,912,783
KVH Industries, Inc.(a)	172,740	1,663,486
NETGEAR, Inc.(a)	114,037	3,638,921
Netscout Systems, Inc.(a)	193,671	5,219,434
Total		17,494,151
Electronic Equipment, Instruments & Components 2.3%
Airgain, Inc.(a)	113,284	1,428,511
Bel Fuse, Inc., Class B	141,530	1,759,218
ePlus, Inc.(a)	43,836	4,498,012
Powerfleet, Inc.(a)	231,900	1,553,730
Vishay Intertechnology, Inc.	305,131	6,130,082
Vishay Precision Group, Inc.(a)	49,854	1,733,423
Total		17,102,976
IT Services 0.9%
Cass Information Systems, Inc.	60,746	2,542,220
IBEX Holdings Ltd.(a)	146,233	2,485,961
International Money Express, Inc.(a)	119,888	2,002,130
Total		7,030,311
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 0.9%
Cohu, Inc.(a)	98,931	3,159,856
CyberOptics Corp.(a)	51,070	1,817,071
NeoPhotonics Corp.(a)	224,450	1,954,959
Total		6,931,886
Software 0.7%
Asure Software, Inc.(a)	210,947	1,900,633
Cognyte Software Ltd.(a)	153,491	3,154,240
Total		5,054,873
Total Information Technology		53,614,197
Materials 8.0%
Chemicals 1.4%
Livent Corp.(a)	178,108	4,116,076
Tronox Holdings PLC, Class A	246,664	6,080,268
Total		10,196,344
Construction Materials 0.7%
Eagle Materials, Inc.	40,880	5,361,821
Containers & Packaging 0.5%
Greif, Inc., Class A	60,643	3,917,538
Metals & Mining 4.1%
Ampco-Pittsburgh Corp.(a)	453,061	2,129,387
Capstone Mining Corp.(a)	896,215	3,488,347
Centerra Gold, Inc.	432,090	2,950,875
Commercial Metals Co.	232,360	7,077,686
ERO Copper Corp.(a)	193,544	3,432,021
Ferroglobe PLC(a)	255,553	2,223,311
Olympic Steel, Inc.	71,648	1,745,345
Pretium Resources, Inc.(a)	390,669	3,778,379
Torex Gold Resources, Inc.(a)	254,207	2,540,866
Universal Stainless & Alloy Products, Inc.(a)	160,695	1,664,800
Total		31,031,017
Paper & Forest Products 1.3%
Clearwater Paper Corp.(a)	73,710	2,825,304
Glatfelter Corp.	183,263	2,584,008
Louisiana-Pacific Corp.	67,840	4,163,341
Total		9,572,653
Total Materials		60,079,373

4	Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Small Cap Value Fund, September 30, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 6.0%
Equity Real Estate Investment Trusts (REITS) 6.0%
American Assets Trust, Inc.	141,700	5,302,414
Brixmor Property Group, Inc.	146,680	3,243,095
Farmland Partners, Inc.	258,004	3,093,468
Highwoods Properties, Inc.	73,700	3,232,482
Hudson Pacific Properties, Inc.	145,197	3,814,325
Macerich Co. (The)	207,250	3,463,148
Pebblebrook Hotel Trust	258,554	5,794,195
PotlatchDeltic Corp.	122,602	6,323,811
RLJ Lodging Trust	376,776	5,598,891
Sunstone Hotel Investors, Inc.(a)	454,079	5,421,703
Total		45,287,532
Total Real Estate		45,287,532
Utilities 1.0%
Gas Utilities 1.0%
National Fuel Gas Co.	99,670	5,234,668
RGC Resources, Inc.	87,641	1,985,069
Total		7,219,737
Total Utilities		7,219,737
Total Common Stocks (Cost $661,841,413)		753,613,842

Money Market Funds 0.0%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.065%(b),(c)	10,466	10,465
Total Money Market Funds (Cost $10,465)		10,465
Total Investments in Securities (Cost: $661,851,878)		753,624,307
Other Assets & Liabilities, Net		(402,173)
Net Assets		753,222,134

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.065%
	461,061	289,737,202	(290,187,798)	—	10,465	—	4,001	10,466
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Small Cap Value Fund | Quarterly Report 2021	5

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7024_12_L01_(11/21)